SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY

NOTE 7 – SHAREHOLDERS’ EQUITY

As of December 31, 2025 and June 30, 2026, the Company’s share capital is composed of ordinary shares, as follows:

	Number of ordinary shares
	December 31,	June 30,
	2025	2026

Authorized share capital	20,000,000,000	20,000,000,000

Issued and paid-up share capital	2,610,814,390	2,620,977,190

	In USD and NIS
	December 31,	June 30,
	2025	2026

Authorized share capital (in NIS)	2,000,000,000	2,000,000,000

Issued and paid-up share capital (in NIS)	261,081,439	262,097,719
Issued and paid-up share capital (in USD)	73,428,375	73,776,416